Shareholder Report, Average Annual Return (Details) ITGF_MassMutual High Yield Fund_Class C_TSR Annual {Class C}	12 Months Ended	46 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C - with maximum sales charge
Average Annual Return, Percent	5.59%	4.59%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C - without sales charge
Average Annual Return, Percent	6.59%	3.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	9.33%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	7.41%	3.79%